Acquisitions - Purchase Price Allocation Table (details) (Western Gas Partners [Member], Anadarko-Operated Marcellus Interest [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Western Gas Partners [Member] | Anadarko-Operated Marcellus Interest [Member]
Business Acquisition [Line Items]
Property, plant and equipment	$ 134,819
Asset retirement obligations	(174)
Total purchase price	$ 134,645